COVER PAGE	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	WSFS Financial Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35638
Entity Tax Identification Number	22-2866913
Entity Address, Address Line One	500 Delaware Ave
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	792-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WSFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000828944